BASIS OF PRESENTATION (Details) (Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Exchange rate	1.00	1.00
Net current liabilities | ¥		¥ 25,200
Shareholder's deficiency in assets | ¥		¥ (24,973)	¥ (27,554)	¥ (24,775)	¥ (21,798)
USD [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Exchange rate	7.0655	7.0655
Net current liabilities | $	$ 3,570
Shareholder's deficiency in assets | $	$ (3,533)